Employees - Summary of Movements in Irrecoverable Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,993	€ 287
Currency retranslation	(63)	127
Net defined benefit liability (asset)	2,569	2,993
United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,879	1,351
Currency retranslation	(99)	126
Net defined benefit liability (asset)	1,866	2,879
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,162	527
Currency retranslation	0	0
Net defined benefit liability (asset)	1,609	1,162
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,048)	(1,591)
Currency retranslation	36	1
Net defined benefit liability (asset)	(906)	(1,048)
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(50)	(26)
Interest income	2	(2)
Change in irrecoverable surplus in excess of interest	(184)	(17)
Currency retranslation	(2)	(5)
Net defined benefit liability (asset)	(234)	(50)
Irrecoverable surplus | United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(50)	(26)
Interest income	2	(2)
Change in irrecoverable surplus in excess of interest	(184)	(17)
Currency retranslation	(2)	(5)
Net defined benefit liability (asset)	€ (234)	€ (50)